Dividends and other reserves - Schedule of dividends (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Final dividend for the year ended 30 June 2024 of 62.98 cents per share (2023 - 59.98 cents)	$ 1,399	$ 1,349
Final dividend per share (in USD per share)			$ 0.6298	$ 0.5998